Insurance Contract Liabilities and Investment Contract Liabilities - Changes in Insurance Contract Liabilities and Reinsurance Assets (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Insurance contract liabilities
Insurance contract liabilities, beginning balance	CAD 115,057
Insurance contract liabilities, change in balances on in-force policies	2,757	CAD 2,439
Insurance contract liabilities, balances arising from new policies	2,941	3,574
Insurance contract liabilities, method and assumption changes	(371)	(622)
Insurance contract liabilities, increase (decrease) in Insurance contract liabilities and Reinsurance assets	5,327	5,391
Insurance contract liabilities, acquisitions	0	2,157
Insurance contract liabilities, foreign exchange rate movements	(2,647)	(2,867)
Insurance contract liabilities, ending balance	117,785	115,057
Reinsurance assets
Reinsurance assets, beginning balance	5,144
Reinsurance assets, change in balances on in-force policies	(779)	415
Reinsurance assets, change in balances arising from new policies	156	109
Reinsurance assets, method and assumption changes	(198)	(657)
Reinsurance assets, increase (decrease) in Insurance contract liabilities and Reinsurance assets	(821)	(133)
Reinsurance assets, acquisitions	0	1
Reinsurance assets, foreign exchange rate movements	(217)	(139)
Reinsurance assets, ending balance	4,028	5,144
Net Changes In Insurance Contract Liabilities And Reinsurance Assets [Abstract]
Net insurance contract liabilities and reinsurance assets, beginning balance	109,913
Net change in balances on in-force policies	3,536	2,024
Net balance arising from new policies	2,785	3,465
Net method and assumption change	(173)	35
Net increase (decrease) in Insurance contract liabilities and Reinsurance assets	6,148	5,524
Net acquisitions	0	2,156
Net foreign exchange rate movement	(2,430)	(2,728)
Net insurance contract liabilities and reinsurance assets, ending balance	113,757	109,913
Balances before Other policy liabilities and assets
Insurance contract liabilities
Insurance contract liabilities, beginning balance	108,411	103,730
Insurance contract liabilities, ending balance	111,091	108,411
Reinsurance assets
Reinsurance assets, beginning balance	4,541	4,812
Reinsurance assets, ending balance	3,503	4,541
Net Changes In Insurance Contract Liabilities And Reinsurance Assets [Abstract]
Net insurance contract liabilities and reinsurance assets, beginning balance	103,870	98,918
Net insurance contract liabilities and reinsurance assets, ending balance	107,588	103,870
Other policy liabilities and assets
Insurance contract liabilities
Insurance contract liabilities, beginning balance	6,646
Insurance contract liabilities, ending balance	6,694	6,646
Reinsurance assets
Reinsurance assets, beginning balance	603
Reinsurance assets, ending balance	525	603
Net Changes In Insurance Contract Liabilities And Reinsurance Assets [Abstract]
Net insurance contract liabilities and reinsurance assets, beginning balance	6,043
Net insurance contract liabilities and reinsurance assets, ending balance	CAD 6,169	CAD 6,043